Loss Per Share Attributable to Owners of the Controlling Company	12 Months Ended
Dec. 31, 2020
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Loss Per Share Attributable to Owners of the Controlling Company
24.	Loss Per Share Attributable to Owners of the Controlling Company

(a)	Basic loss per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In won and No. of shares)
	2018		2019	2020
Loss attributable to owners of the Controlling Company	~~W~~	(207,239,484,774)	(2,829,705,069,665)	(89,342,064,677)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Basic loss per share	~~W~~	(579)	(7,908)	(250)

For the years ended December 31, 2018, 2019 and 2020, there were no events or transactions that resulted in changes in the number of common stocks used for calculating loss per share.

(b)
The Controlling Company issued the convertible bonds on August 22, 2019. Diluted loss per share is not different from basic loss per share due to loss for the years ended December 31, 2019 and 2020. As of December 31, 2020, 40,988,998 shares of potential common stock were excluded from the calculation of weighted-average number of common stocks due to antidilution.